Finance Lease Liabilities - Schedule of Future Minimum Lease Payments Under Finance Lease (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Future Minimum Lease Payments Under Finance Lease [Abstract]
Within 1 year	$ 64,505
1-2 year	40,972
2-3 year	19,237
Over 3 years	7,911
Total finance lease payments	132,625
Less: imputed interest	12,315
Total finance lease obligation	120,310
Less: current portion of finance lease liabilities	(57,314)	$ (26,585)
Non-current portion of finance lease liabilities	$ 62,996	$ 18,364